Distribution of Profit	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Distribution of Profit
12.	DISTRIBUTION OF PROFIT

(a)	Dividends

The Company did not propose or pay any dividends on the outstanding Common Stock for the years ended December 31, 2011, 2012 and 2013.

(b)	Profit appropriation

As of December 31, 2012 and 2013, the Company had no distributable reserves.